Leases	12 Months Ended
Feb. 28, 2025
Leases [Abstract]
Leases

15. LEASES

The Group’s operating leases mainly related to offices and learning centers in the PRC. As of February 29, 2024 and February 28, 2025, the Group had no leases that were classified as a financing lease. Total operating lease expenses for the years ended February 28, 2023, February 29, 2024 and February 28, 2025 were RMB4,769, RMB3,965 and RMB7,958 (US$1,093), respectively, and was recorded in cost of revenues or operating expenses on the consolidated statements of operations. The short term lease expenses for the years ended February 28, 2023, February 29, 2024 and February 28, 2025 were RMB91, RMB4,547 and RMB119 (US$16) respectively and was recorded in the consolidated statements of operations. As of February 28, 2025, the Group did not have additional operating leases that have not yet commenced. The Group recorded nil impairment loss for operating lease right-of-use assets for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively.

Weighted-average remaining lease terms and discount rates are as follows:

	As of
	February 29,	February 28,
	2024	2025
Weighted average remaining lease term (years)	2.73	2.19
Weighted average discount rate	5.6%	4.2%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended February 28 or 29:

Year ending of February 28 or 29:	RMB	USD
2026	8,387	1,152
2027	6,047	830
2028	2,475	340
2029	—	—
2030	—	—
Thereafter	—	—
Total minimum lease payments	16,909	2,322
Less: amount representing interest	744	102
Present value of minimum lease payments	16,165	2,220